ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (DETAILS) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Accrued payroll and employee benefits	$ 885	$ 852
Deposits received from customers	16	72
Accrued audit fee	252	175
Accrued commission expense	8	30
Others	225	195
Accrued Liabilities and Other Liabilities Current	$ 1,386	$ 1,324